UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM 12B-25

NOTIFICATION OF LATE FILING

(Check One): /X /Form 10-K / /Form 20-F / /Form 11-K //Form 10-Q / /Form NSAR

For Period Ended:December 31, 2006

/ /Transition Report on Form 10-K

/ /Transition Report on Form 20-F

/ /Transition Report on Form 11-K

/ /Transition Report on Form 10-Q

/ /Transition Report on Form N-SAR

If the notification related to a portion of the filing checked above, identify the Item(s) to which the notification relates:______________________________________________________

PART I - REGISTRANT INFORMATION

INTERNATIONAL TELECOMMUNICATIONS, INC.

Full Name of Registrant

N/A

Former Name if Applicable

333-57514

SEC File Number

1140 South Raymond Avenue, Fullerton, CA 92831

Address of Principal Executive Office City, State and Zip Code

PART II - RULES 12b-25(b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b) the following should be completed.

/X/ (a) the reasons described in reasonable detail in Part III of this form could not be eliminated with unreasonable effort or expense;

/X/ (b) the subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report if transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

/ / (c) the accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable

PART III - Narrative

The Company's accountants are currently attempting to verify certain information. It is anticipated such information may require certain adjustments to the financial statements.

PART IV -- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification:

James N. Barber (801) (364-6500)

(Name) (Area Code)(Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). /X/ Yes / / No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? / / Yes /x / No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

International Telecommunications Inc.

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized. Dated: March 30, 2007

By: /s/ Alie Chang

Alie Chang, President and Chief Executive Officer, Director